Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk- Hedging Derivatives Breakdown (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	€ 1,729,000,000	€ 2,892,000,000	€ 2,485,000,000
HEDGING DERIVATIVES, LIABILITIES	2,233,000,000	2,680,000,000	2,880,000,000
Interest Rate Risk Member | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	920,000,000	982,000,000	1,141,000,000
HEDGING DERIVATIVES, LIABILITIES	488,000,000	513,000,000	850,000,000
Interest Rate Risk Member | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	920,000,000	982,000,000	1,141,000,000
HEDGING DERIVATIVES, LIABILITIES	488,000,000	513,000,000	850,000,000
Interest Rate Risk Member | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	6,000,000	0
HEDGING DERIVATIVES, LIABILITIES	3,000,000	0	0
Equity Risk [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	6,000,000	0
HEDGING DERIVATIVES, LIABILITIES	3,000,000	0	0
Equity Risk [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	420,000,000	587,000,000	625,000,000
HEDGING DERIVATIVES, LIABILITIES	316,000,000	398,000,000	511,000,000
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	420,000,000	587,000,000	625,000,000
HEDGING DERIVATIVES, LIABILITIES	316,000,000	398,000,000	511,000,000
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit Risk Member | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Fair Value Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,341,000,000	1,575,000,000	1,766,000,000
HEDGING DERIVATIVES, LIABILITIES	808,000,000	912,000,000	1,362,000,000
Interest Rate Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	224,000,000	221,000,000	244,000,000
HEDGING DERIVATIVES, LIABILITIES	850,000,000	562,000,000	533,000,000
Interest Rate Risk Hedge Cash Flow [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	224,000,000	219,000,000	242,000,000
HEDGING DERIVATIVES, LIABILITIES	839,000,000	562,000,000	533,000,000
Interest Rate Risk Hedge Cash Flow [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	2,000,000	2,000,000
HEDGING DERIVATIVES, LIABILITIES	11,000,000	0	0
Equity Instruments Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Instruments Risk Hedge Cash Flow [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Instruments Risk Hedge Cash Flow [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	115,000,000	955,000,000	119,000,000
HEDGING DERIVATIVES, LIABILITIES	18,000,000	873,000,000	714,000,000
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	115,000,000	955,000,000	119,000,000
HEDGING DERIVATIVES, LIABILITIES	18,000,000	873,000,000	714,000,000
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Cash Flow Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	339,000,000	1,176,000,000	363,000,000
HEDGING DERIVATIVES, LIABILITIES	868,000,000	1,435,000,000	1,247,000,000
Hedge Of Net Investments In A Foreign Operation [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	12,000,000	92,000,000	301,000,000
HEDGING DERIVATIVES, LIABILITIES	242,000,000	231,000,000	15,000,000
Portfolio Fair Value Hedges Of Interest Rate Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	37,000,000	33,000,000	46,000,000
HEDGING DERIVATIVES, LIABILITIES	216,000,000	90,000,000	256,000,000
Portfolio Cash Flow Hedges Of Interest Rate Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,000,000	15,000,000	9,000,000
HEDGING DERIVATIVES, LIABILITIES	99,000,000	12,000,000	0
Hedge Derivates Accounting [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,729,000,000	2,892,000,000	2,485,000,000
HEDGING DERIVATIVES, LIABILITIES	2,233,000,000	2,680,000,000	2,880,000,000
Hedge Derivates Accounting [Member] | OTC Credit Institutions [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,423,000,000	2,534,000,000	1,829,000,000
HEDGING DERIVATIVES, LIABILITIES	1,787,000,000	2,462,000,000	2,527,000,000
Hedge Derivates Accounting [Member] | OTC Other Financial Corporations [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	306,000,000	355,000,000	651,000,000
HEDGING DERIVATIVES, LIABILITIES	426,000,000	216,000,000	234,000,000
Hedge Derivates Accounting [Member] | OTC Other [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	2,000,000	2,000,000
HEDGING DERIVATIVES, LIABILITIES	€ 8,000,000	€ 2,000,000	€ 120,000,000